COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 428	2,628	11,211	11,197
Related Party Transaction, Amounts of Transaction	$ 46	280